Condensed Consolidated Interim Statements of Cash Flows (Unaudited) - CAD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
OPERATING ACTIVITIES
Net loss	$ (17,661,700)	$ (8,186,986)
Adjustments for:
Amortization	3,611	4,514
Depreciation	263,117	148,464
Impairment of accounts receivable	45,436	71,614
Change in fair value of derivative liability	(1,038,800)	22,489
Impairment of inventory	149,503	(28,246)
Impairment (Gain) on recovery of notes receivable		(34,185)
Finance and other costs	2,508,924	27,614
Gain on disposal of assets	(203,732)	867
Share-based payments	5,168,279	664,334
Adjustments for profit loss	(10,765,362)	(7,309,521)
Net changes in non-cash working capital items:
Receivables	(127,254)	(471,998)
Inventory	(6,685,885)	(991,571)
Prepaids	(875,704)	(600,016)
Trade payables and accrued liabilities	(3,230,600)	170,823
Customer deposits	(292,853)	(277,872)
Deferred income	(38,229)	48,633
Cash used in operating activities	(22,015,887)	(9,431,522)
INVESTING ACTIVITIES
Purchase of equipment	(500,505)	(53,341)
Acquisition of Skip Dynamics	(3,055,733)
Repayment of notes receivable		34,185
Cash provided by (used in) investing activities	(3,556,238)	(19,156)
FINANCING ACTIVITIES
Proceeds from issuance of common shares for financing	68,277,951	23,998,265
Share issue costs	(5,167,222)	(2,318,926)
Proceeds from issuance of common shares for warrants exercised	7,171	4,175,807
Repayment of lease liabilities	(83,715)	(75,173)
Cash provided by (used in) financing activities	63,034,185	25,779,973
Effects of exchange rate changes on cash	4,289,316	(10,645)
Change in cash	37,462,060	16,329,295
Cash and cash equivalents, beginning of period	90,156,821	6,252,409
Cash and cash equivalents, end of period	131,908,197	22,571,059
SUPPLEMENTARY CASH FLOW DISCLOSURE
Interest paid	21,455	9,647
Interest received	1,841,195
Share issue costs in accounts payable	20,000	101,433
Fixed assets in accounts payable	$ 22,204